Organization and Business (Details) - Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Organization and Business (Details) - Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses [Line Items]
Total	$ 1,033	$ 53
Cost of goods sold [Member]
Organization and Business (Details) - Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses [Line Items]
Total	134
Research and development [Member]
Organization and Business (Details) - Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses [Line Items]
Total	409
Selling, general and administrative [Member]
Organization and Business (Details) - Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses [Line Items]
Total	$ 490	$ 53